PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Stock-based compensation expense	$ 2,190,730	$ 58,125	$ 772,067	$ 6,125